Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	97.46
Maximum Aggregate Offering Price	$ 2,436,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 336,481
Offering Note	The amount registered represents additional shares of Common Stock issuable under the 2026 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of class A common stock, par value $0.01 per share (the “Common Stock”) of United Parcel Service, Inc. (the “Registrant”) that become issuable under the United Parcel Service, Inc. 2026 Omnibus Incentive Compensation Plan (the “2026 Plan”) to prevent dilution in the event of stock splits, stock dividends or similar transactions. The fee calculation is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $97.46, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 5, 2026.